UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

Berwyn Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 83.3%
	BASIC MATERIALS – 9.1%
45,412	Deltic Timber Corp.	$3,449,950
114,507	KMG Chemicals, Inc.	4,220,728
235,303	Stillwater Mining Co.*	4,000,151
		11,670,829
	COMMUNICATIONS – 3.0%
544,891	Vonage Holdings Corp.*	3,863,277

	CONSUMER, CYCLICAL – 16.6%
210,053	Callaway Golf Co.	2,379,901
413,120	China Automotive Systems, Inc.*	1,846,646
652,019	Christopher & Banks Corp.*	873,705
208,200	Crocs, Inc.*	1,519,860
152,000	Express, Inc.*	1,615,760
118,843	Hooker Furniture Corp.	3,945,588
70,296	Knoll, Inc.	1,835,429
310,288	Spartan Motors, Inc.	2,451,275
158,081	Wesco Aircraft Holdings, Inc.*	2,394,927
77,957	Winnebago Industries, Inc.	2,447,850
		21,310,941
	CONSUMER, NON-CYCLICAL – 9.5%
252,110	ACCO Brands Corp.*	3,214,403
93,879	Heidrick & Struggles International, Inc.	2,098,196
252,814	Landec Corp.*	3,185,456
144,465	Navigant Consulting, Inc.*	3,568,285
9,786	RPX Corp.*	106,276
		12,172,616
	ENERGY – 9.0%
400,669	Hallador Energy Co.	3,766,289
52,006	Matrix Service Co.*	1,164,934
509,517	McDermott International, Inc.*1	4,127,088
330,850	Newpark Resources, Inc.*	2,497,917
		11,556,228
	FINANCIAL – 7.7%
153,408	Dime Community Bancshares, Inc.	3,282,931
66,000	Flagstar Bancorp, Inc.*	1,700,820
440,960	Hallmark Financial Services, Inc.*	4,824,103
		9,807,854
	HEALTH CARE – 1.5%
119,715	Myriad Genetics, Inc.*	1,936,989

	INDUSTRIAL – 10.7%
593,506	Diana Shipping, Inc.*1	2,457,115
57,202	Encore Wire Corp.	2,416,784

Berwyn Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
154,829	Graham Corp.	$3,440,300
53,275	Granite Construction, Inc.	2,990,326
45,300	Plexus Corp.*	2,459,790
		13,764,315
	REIT – 2.9%
493,000	Ashford Hospitality Trust, Inc. - REIT	3,746,800

	TECHNOLOGY – 13.3%
107,727	ADTRAN, Inc.	2,359,221
111,177	Mercury Systems, Inc.*	3,748,888
66,189	Methode Electronics, Inc.	2,783,247
139,091	Rudolph Technologies, Inc.*	3,192,139
82,461	ScanSource, Inc.*	3,261,333
135,725	Unisys Corp.*	1,744,066
		17,088,894
	TOTAL COMMON STOCKS (Cost $89,129,863)	106,918,743

	SHORT-TERM INVESTMENTS – 17.6%
22,665,567	Fidelity Institutional Government Portfolio, 0.42%[2]	22,665,567

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,665,567)	22,665,567

	TOTAL INVESTMENTS – 100.9% (Cost $111,795,430)	129,584,310
	Liabilities in Excess of Other Assets – (0.9)%	(1,129,938)

	TOTAL NET ASSETS – 100.0%	$128,454,372

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Berwyn Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 19.4%
	BASIC MATERIALS – 1.1%
281,000	Mosaic Co.	$8,814,970
221,000	Rio Tinto PLC - ADR	9,898,590
		18,713,560
	COMMUNICATIONS – 1.6%
1,181,176	PC-Tel, Inc.[1]	6,862,633
227,000	Scripps Networks Interactive, Inc. - Class A	17,288,320
83,000	Viacom, Inc. - Class B	3,497,620
		27,648,573
	CONSUMER, CYCLICAL – 4.5%
29,000	Carnival Corp.[2]	1,606,020
700,000	GameStop Corp. - Class A	17,143,000
117,300	HUGO BOSS A.G. - ADR	1,497,921
410,000	Mattel, Inc.	10,746,100
1,023,000	Nintendo Co., Ltd. - ADR	25,298,790
485,000	Sony Corp. - ADR	14,680,950
312,000	Superior Industries International, Inc.	7,191,600
		78,164,381
	CONSUMER, NON-CYCLICAL – 1.2%
1,095,814	Carlsberg A/S - ADR	19,845,191

	FINANCIAL – 1.0%
760,000	Bank of America Corp.	17,206,400

	HEALTH CARE – 0.9%
404,000	GlaxoSmithKline PLC - ADR	15,881,240

	INDUSTRIAL – 4.9%
479,711	CTS Corp.	10,313,786
78,000	Fluor Corp.	4,329,000
710,000	Koninklijke Philips N.V.[2]	20,859,800
369,536	Landauer, Inc.	18,975,674
1,328,442	LSI Industries, Inc.[1]	12,646,768
1,075,000	Pitney Bowes, Inc.	17,114,000
		84,239,028
	TECHNOLOGY – 3.1%
510,500	Corning, Inc.	13,523,145
612,000	FLIR Systems, Inc.	21,621,960
425,000	Tessera Technologies, Inc.	19,210,000
		54,355,105
	UTILITIES – 1.1%
623,000	FirstEnergy Corp.	18,889,360

	TOTAL COMMON STOCKS (Cost $295,546,727)	334,942,838

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 61.6%
	BASIC MATERIALS – 1.3%
$1,910,000	Aceto Corp. 2.000%, 11/1/2020[3]	$1,802,563
3,199,000	Commercial Metals Co. 6.500%, 7/15/2017	3,254,982
9,802,000	Nucor Corp. 5.750%, 12/1/2017	10,126,397
6,990,000	Sherwin-Williams Co. 1.350%, 12/15/2017	6,980,983
		22,164,925
	COMMUNICATIONS – 9.7%
15,220,000	Blucora, Inc. 4.250%, 4/1/2019[3,4]	15,115,363
7,515,000	CalAmp Corp. 1.625%, 5/15/2020[3]	7,242,581
51,520,000	Ciena Corp. 0.875%, 6/15/2017[3]	51,198,000
33,138,000	Interpublic Group of Cos., Inc. 2.250%, 11/15/2017	33,291,893
16,026,000	Nokia OYJ 6.625%, 5/15/2039[2]	16,785,953
43,122,000	Symantec Corp. 2.750%, 6/15/2017[4]	43,244,423
940,000	Viacom, Inc. 6.125%, 10/5/2017	966,877
		167,845,090
	CONSUMER, CYCLICAL – 11.2%
11,734,000	Allegiant Travel Co. 5.500%, 7/15/2019	12,056,685
19,135,000	Bed Bath & Beyond, Inc. 5.165%, 8/1/2044[4]	16,337,788
7,538,000	Brunswick Corp. 4.625%, 5/15/2021[4,5]	7,622,802
23,958,000	Carnival Corp. 1.875%, 12/15/2017[2]	24,050,646
23,095,000	Costco Wholesale Corp. 1.125%, 12/15/2017	23,077,009
7,691,000	DR Horton, Inc. 4.750%, 5/15/2017	7,739,069
4,115,000	Hasbro, Inc. 6.300%, 9/15/2017	4,238,166
8,126,000	JC Penney Corp., Inc. 5.750%, 2/15/2018	8,354,544

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, CYCLICAL (Continued)
$2,275,000	Lowe's Cos., Inc. 1.625%, 4/15/2017[4]	$2,276,809
33,034,000	Newell Brands, Inc. 2.050%, 12/1/2017	33,147,538
10,220,000	Staples, Inc. 2.750%, 1/12/2018[4]	10,283,967
14,337,000	Whirlpool Corp. 1.350%, 3/1/2017	14,340,914
	Wyndham Worldwide Corp.
22,908,000	2.950%, 3/1/2017[4]	22,940,254
7,502,000	2.500%, 3/1/2018[4]	7,547,927
		194,014,118
	CONSUMER, NON-CYCLICAL – 15.1%
4,700,000	AmerisourceBergen Corp. 1.150%, 5/15/2017	4,700,428
	Amgen, Inc.
7,666,000	2.125%, 5/15/2017	7,686,062
13,487,000	1.250%, 5/22/2017	13,487,418
35,678,000	AstraZeneca PLC 5.900%, 9/15/2017[2]	36,687,509
3,580,000	C.R. Bard, Inc. 1.375%, 1/15/2018	3,575,446
4,208,000	Celgene Corp. 1.900%, 8/15/2017	4,219,033
19,828,000	Clorox Co. 5.950%, 10/15/2017	20,468,722
28,088,000	Constellation Brands, Inc. 7.250%, 5/15/2017	28,537,408
20,089,000	Edwards Lifesciences Corp. 2.875%, 10/15/2018	20,421,533
1,515,000	Equifax, Inc. 6.300%, 7/1/2017	1,543,950
18,713,000	Express Scripts Holding Co. 1.250%, 6/2/2017	18,712,064
	General Mills, Inc.
11,210,000	1.400%, 10/20/2017	11,220,851
4,021,000	4.150%, 2/15/2043[4]	3,876,739
11,260,000	Halyard Health, Inc. 6.250%, 10/15/2022[4]	11,625,950
8,016,000	HealthSouth Corp. 5.750%, 11/1/2024[4]	8,146,260
5,030,000	Huron Consulting Group, Inc. 1.250%, 10/1/2019[3]	4,769,069

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$750,000	JM Smucker Co. 1.750%, 3/15/2018	$751,314
6,798,000	Kellogg Co. 1.750%, 5/17/2017	6,812,493
9,389,000	Laboratory Corp. of America Holdings 2.200%, 8/23/2017	9,427,251
12,000,000	McCormick & Co., Inc. 5.750%, 12/15/2017	12,438,408
	McKesson Corp.
9,330,000	5.700%, 3/1/2017	9,365,053
9,800,000	1.292%, 3/10/2017	9,803,283
9,839,000	Molson Coors Brewing Co. 2.000%, 5/1/2017	9,859,770
1,925,000	Zimmer Biomet Holdings, Inc. 1.450%, 4/1/2017	1,925,524
		260,061,538
	ENERGY – 4.9%
24,068,000	Murphy Oil Corp. 3.500%, 12/1/2017	24,248,510
15,791,000	Pioneer Natural Resources Co. 6.650%, 3/15/2017	15,889,725
21,461,000	SEACOR Holdings, Inc. 2.500%, 12/15/2027[3,4]	22,534,050
20,792,000	Tesoro Corp. 4.250%, 10/1/2017[4]	21,083,504
		83,755,789
	FINANCIAL – 0.8%
5,437,000	Nasdaq, Inc. 5.250%, 1/16/2018	5,620,879
8,455,000	Spirit Realty Capital, Inc. 2.875%, 5/15/2019[3]	8,661,091
		14,281,970
	INDUSTRIAL – 6.7%
17,940,000	Amphenol Corp. 1.550%, 9/15/2017	17,950,064
10,070,000	Atlas Air Worldwide Holdings, Inc. 2.250%, 6/1/2022[3]	10,435,037
2,267,000	Chart Industries, Inc. 2.000%, 8/1/2018[3]	2,244,330
	Corning, Inc.
26,408,000	1.450%, 11/15/2017	26,389,277
5,399,000	1.500%, 5/8/2018	5,388,656

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIAL (Continued)
$35,178,000	Roper Technologies, Inc. 1.850%, 11/15/2017	$35,258,734
2,455,000	Snap-on, Inc. 4.250%, 1/15/2018	2,518,715
14,908,000	Tech Data Corp. 3.750%, 9/21/2017	15,109,720
		115,294,533
	TECHNOLOGY – 11.9%
24,124,000	Altera Corp. 1.750%, 5/15/2017	24,181,536
31,509,000	Apple, Inc. 3.850%, 5/4/2043	29,756,249
14,555,000	CA, Inc. 2.875%, 8/15/2018	14,754,651
31,023,000	Dun & Bradstreet Corp. 3.250%, 12/1/2017	31,420,715
2,004,000	KLA-Tencor Corp. 2.375%, 11/1/2017	2,011,272
16,552,000	Maxim Integrated Products, Inc. 2.500%, 11/15/2018	16,712,223
	NetApp, Inc.
27,518,000	2.000%, 12/15/2017	27,611,974
17,795,000	3.250%, 12/15/2022[4]	17,595,216
33,550,000	Nuance Communications, Inc. 2.750%, 11/1/2031[3,4]	33,696,781
7,025,000	Unisys Corp. 6.250%, 8/15/2017	7,130,375
		204,870,992
	TOTAL CORPORATE BONDS (Cost $1,055,190,161)	1,062,288,955

Number of Shares

	PREFERRED STOCKS – 4.4%
	ENERGY – 0.8%
223,278	Chesapeake Energy Corp. 5.000%, N/A3,6	14,513,070

	FINANCIAL – 1.6%
740,631	FelCor Lodging Trust, Inc. 1.950%, N/A3,6	18,441,712
178,382	New York Community Capital Trust V 6.000%, 11/1/2051[3]	8,949,425
		27,391,137

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	INDUSTRIAL – 2.0%
214,626	Arconic, Inc. 5.375%, 10/1/2017[3]	$7,870,336
646,910	Pitney Bowes, Inc. 6.700%, 3/7/2043[4]	16,968,449
144,504	Stericycle, Inc. 5.250%, 9/15/2018[3]	9,439,001
		34,277,786
	TOTAL PREFERRED STOCKS (Cost $73,334,083)	76,181,993

	SHORT-TERM INVESTMENTS – 15.1%
261,092,441	Fidelity Institutional Government Portfolio, 0.42%[7]	261,092,441

	TOTAL SHORT-TERM INVESTMENTS (Cost $261,092,441)	261,092,441

	TOTAL INVESTMENTS – 100.5% (Cost $1,685,163,412)	1,734,506,227
	Liabilities in Excess of Other Assets – (0.5)%	(8,825,775)

	TOTAL NET ASSETS – 100.0%	$1,725,680,452

ADR – American Depositary Receipt
PLC – Public Limited Company

[1]	Affiliated company.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Convertible security.
[4]	Callable.
[5]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $7,622,802.

[6]	Perpetual security. Maturity date is not applicable.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Berwyn Cornerstone Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.9%
	BASIC MATERIALS – 20.2%
18,000	Alcoa Corp.	$656,100
80,000	Cliffs Natural Resources, Inc.*	701,600
18,000	Domtar Corp.	786,420
23,000	Mosaic Co.	721,510
12,000	Nucor Corp.	697,080
15,000	Westlake Chemical Corp.	928,650
		4,491,360
	COMMUNICATIONS – 3.1%
28,000	West Corp.	679,560

	CONSUMER, CYCLICAL – 18.0%
12,000	Carnival Corp.[1]	664,560
27,115	GameStop Corp. - Class A	664,046
19,600	General Motors Co.	717,556
21,500	Goodyear Tire & Rubber Co.	696,385
34,000	PulteGroup, Inc.	731,340
17,500	Sony Corp. - ADR	529,725
		4,003,612
	CONSUMER, NON-CYCLICAL – 3.0%
9,500	Bunge Ltd.[1]	657,495

	ENERGY – 11.5%
5,550	Chevron Corp.	617,993
15,000	Devon Energy Corp.	683,100
27,000	PBF Energy, Inc. - Class A	626,130
20,500	Suncor Energy, Inc.[1]	636,320
		2,563,543
	FINANCIAL – 8.7%
18,000	Assured Guaranty Ltd.[1]	700,380
6,000	JPMorgan Chase & Co.	507,780
16,000	Unum Group	726,880
		1,935,040
	HEALTH CARE – 3.2%
18,000	GlaxoSmithKline PLC - ADR	707,580

	INDUSTRIAL – 11.4%
33,516	Arconic, Inc.	763,830
4,825	Canadian Pacific Railway Ltd.[1]	729,250
7,000	Jacobs Engineering Group, Inc.*	409,850
40,400	Pitney Bowes, Inc.	643,168
		2,546,098
	TECHNOLOGY – 18.8%
30,000	ADTRAN, Inc.	657,000
100,000	BlackBerry Ltd.* 1	706,000

Berwyn Cornerstone Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
22,000	CA, Inc.	$687,940
20,000	Corning, Inc.	529,800
20,000	Intel Corp.	736,400
19,000	Seagate Technology PLC[1]	857,850
		4,174,990
	TOTAL COMMON STOCKS (Cost $18,841,925)	21,759,278

	SHORT-TERM INVESTMENTS – 1.1%
249,747	Fidelity Institutional Government Portfolio, 0.42%[2]	249,747

	TOTAL SHORT-TERM INVESTMENTS (Cost $249,747)	249,747

	TOTAL INVESTMENTS – 99.0% (Cost $19,091,671)	22,009,025
	Other Assets in Excess of liabilities – 1.0%	218,325

	TOTAL NET ASSETS – 100.0%	$22,227,350

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.3%
	BASIC MATERIALS – 3.7%
110,477	Calgon Carbon Corp.	$1,751,060
39,580	Innophos Holdings, Inc.	1,925,171
39,872	Minerals Technologies, Inc.	3,195,741
		6,871,972
	COMMUNICATIONS – 2.8%
75,605	FTD Cos., Inc.*	1,737,403
75,315	Scholastic Corp.	3,447,921
		5,185,324
	CONSUMER, CYCLICAL – 7.9%
11,250	Buffalo Wild Wings, Inc.*	1,698,750
239,125	Denny's Corp.*	2,910,151
106,960	Knoll, Inc.	2,792,726
20,700	Oxford Industries, Inc.	1,138,914
75,530	Rush Enterprises, Inc. - Class A*	2,473,607
150,950	TRI Pointe Group, Inc.*	1,852,157
74,840	Wolverine World Wide, Inc.	1,757,992
		14,624,297
	CONSUMER, NON-CYCLICAL – 12.4%
67,915	Cardtronics PLC - Class A*1	3,706,801
61,182	Haemonetics Corp.*	2,438,715
45,450	Korn/Ferry International	1,320,323
13,360	Lancaster Colony Corp.	1,750,828
33,645	Matthews International Corp. - Class A	2,269,355
38,550	Sanderson Farms, Inc.	3,508,050
40,675	Surgical Care Affiliates, Inc.*	2,298,137
118,175	TrueBlue, Inc.*	2,924,831
103,650	VWR Corp.*	2,685,571
		22,902,611
	ENERGY – 2.2%
92,650	RSP Permian, Inc.*	3,943,184

	FINANCIAL – 35.9%
125,193	American Equity Investment Life Holding Co.	2,954,555
65,564	Argo Group International Holdings Ltd.[1]	4,192,818
83,500	Columbia Banking System, Inc.	3,319,960
101,200	CVB Financial Corp.	2,281,048
48,812	DuPont Fabros Technology, Inc. - REIT	2,317,594
76,146	Education Realty Trust, Inc. - REIT	3,061,830
87,825	Empire State Realty Trust, Inc. - Class A - REIT	1,799,534
84,360	First Industrial Realty Trust, Inc. - REIT	2,180,706
111,125	First Midwest Bancorp, Inc.	2,698,115
135,822	FNB Corp.	2,029,181
98,701	Healthcare Realty Trust, Inc. - REIT	2,981,757

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
144,465	Hope Bancorp, Inc.	$3,020,763
76,887	Kite Realty Group Trust - REIT	1,846,826
51,425	PacWest Bancorp	2,848,945
54,900	Pinnacle Financial Partners, Inc.	3,670,065
84,880	PRA Group, Inc.*	3,378,224
25,842	PS Business Parks, Inc. - REIT	2,895,338
48,250	Renasant Corp.	1,920,350
75,277	Selective Insurance Group, Inc.	3,139,051
39,050	South State Corp.	3,491,070
34,305	UMB Financial Corp.	2,646,288
119,573	Umpqua Holdings Corp.	2,189,381
51,690	United Bankshares, Inc.	2,315,712
108,275	United Community Banks, Inc.	3,045,776
		66,224,887
	INDUSTRIAL – 21.9%
72,465	Altra Industrial Motion Corp.	2,702,945
63,150	Barnes Group, Inc.	3,039,410
47,082	CLARCOR, Inc.	3,898,860
39,225	Eagle Materials, Inc.	4,102,150
36,243	EnPro Industries, Inc.	2,461,262
81,815	ESCO Technologies, Inc.	4,761,633
44,295	Fabrinet*1	1,866,148
46,250	Franklin Electric Co., Inc.	1,866,188
62,380	Generac Holdings, Inc.*	2,511,419
106,550	Harsco Corp.	1,422,443
95,750	ITT Corp.	3,913,302
67,265	Plexus Corp.*	3,652,489
20,880	Rogers Corp.*	1,669,356
53,800	Saia, Inc.*	2,585,090
		40,452,695
	TECHNOLOGY – 6.9%
146,050	Acxiom Corp.*	3,811,905
63,799	Diodes, Inc.*	1,587,957
122,325	Integrated Device Technology, Inc.*	3,081,367
59,425	ManTech International Corp. - Class A	2,314,010
66,712	Progress Software Corp.	1,869,270
		12,664,509
	UTILITIES – 5.6%
66,979	Avista Corp.	2,588,069
32,562	Black Hills Corp.	2,036,753
51,195	El Paso Electric Co.	2,349,850

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
58,363	NorthWestern Corp.	$3,333,111
		10,307,783
	TOTAL COMMON STOCKS (Cost $147,296,718)	183,177,262

	SHORT-TERM INVESTMENTS – 1.0%
1,870,680	Fidelity Institutional Government Portfolio, 0.42%[2]	1,870,680

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,870,680)	1,870,680

	TOTAL INVESTMENTS – 100.3% (Cost $149,167,398)	185,047,942
	Liabilities in Excess of Other Assets – (0.3)%	(644,272)

	TOTAL NET ASSETS – 100.0%	$184,403,670

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 94.5%
	BASIC MATERIALS – 5.5%
	ArcelorMittal
$220,000	6.250%, 8/5/2020[1]	$238,150
350,000	6.500%, 3/1/2021[1]	382,375
547,000	Commercial Metals Co. 6.500%, 7/15/2017	556,573
		1,177,098
	COMMUNICATIONS – 15.4%
600,000	CenturyLink, Inc. 5.625%, 4/1/2020	633,000
600,000	DISH DBS Corp. 5.125%, 5/1/2020	616,500
600,000	Frontier Communications Corp. 8.500%, 4/15/2020	639,360
361,000	IAC/InterActiveCorp 4.875%, 11/30/2018[2]	366,415
	T-Mobile USA, Inc.
250,000	5.250%, 9/1/2018[2]	253,575
245,000	6.250%, 4/1/2021[2]	253,869
550,000	TEGNA, Inc. 5.125%, 10/15/2019[2]	563,750
		3,326,469
	CONSUMER, CYCLICAL – 6.4%
325,000	General Motors Co. 3.500%, 10/2/2018	331,973
470,000	GLP Capital LP / GLP Financing II, Inc. 4.375%, 4/15/2021	488,800
530,000	Lennar Corp. 4.500%, 11/15/2019[2]	549,875
		1,370,648
	CONSUMER, NON-CYCLICAL – 12.1%
575,000	ADT Corp. 6.250%, 10/15/2021	625,312
380,000	Centene Corp. 5.625%, 2/15/2021[2]	398,924
600,000	CHS/Community Health Systems, Inc. 5.125%, 8/15/2018[2]	601,875
400,000	HCA, Inc. 3.750%, 3/15/2019	407,000
540,000	Tenet Healthcare Corp. 6.250%, 11/1/2018	567,675
		2,600,786

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY – 14.9%
$550,000	DCP Midstream Operating LP 2.500%, 12/1/2017[2]	$548,625
600,000	Kinder Morgan Energy Partners LP 5.300%, 9/15/2020	653,248
600,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020[2]	614,250
475,000	Sabine Pass Liquefaction LLC 5.625%, 2/1/2021[2]	513,000
275,000	Sunoco LP / Sunoco Finance Corp. 5.500%, 8/1/2020[2]	281,188
600,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/2019[2]	609,000
		3,219,311
	FINANCIAL – 24.3%
185,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, 10/30/2020[1]	194,317
600,000	Aircastle Ltd. 6.750%, 4/15/2017[1]	606,000
600,000	CIT Group, Inc. 5.000%, 5/15/2018[2,3]	609,012
570,000	Equinix, Inc. 4.875%, 4/1/2020[2]	585,675
305,000	GFI Group, Inc. 8.375%, 7/19/2018	326,350
600,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.000%, 8/1/2020[2]	614,700
415,000	International Lease Finance Corp. 8.750%, 3/15/2017	418,349
620,000	Navient Corp. 5.500%, 1/15/2019	634,012
620,000	NewStar Financial, Inc. 7.250%, 5/1/2020[2]	624,650
615,000	Vereit Operating Partnership LP 3.000%, 2/6/2019[2]	615,418
		5,228,483
	INDUSTRIAL – 8.9%
550,000	CNH Industrial Capital LLC 4.375%, 11/6/2020	569,937
595,000	Greif, Inc. 6.750%, 2/1/2017	595,000
597,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 6.000%, 7/30/2019[1]	537,300

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIAL (Continued)
$212,000	Terex Corp. 6.000%, 5/15/2021[2]	$217,915
		1,920,152
	TECHNOLOGY – 2.9%
600,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 5.875%, 6/15/2021[2,3]	632,918

	UTILITIES – 4.1%
580,000	AES Corp. 8.000%, 6/1/2020	667,725
204,000	NRG Energy, Inc. 7.625%, 1/15/2018	213,435
		881,160
	TOTAL CORPORATE BONDS (Cost $20,066,891)	20,357,025

Number of Shares

	SHORT-TERM INVESTMENTS – 6.3%
1,362,427	Fidelity Institutional Government Portfolio, 0.42%[4]	1,362,427

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,362,427)	1,362,427

	TOTAL INVESTMENTS – 100.8% (Cost $21,429,318)	21,719,452
	Liabilities in Excess of Other Assets – (0.8)%	(170,762)

	TOTAL NET ASSETS – 100.0%	$21,548,690

LP – Limited Partnership

[1]	Foreign security denominated in U.S. Dollars.
[2]	Callable.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,241,930.

[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Funds
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2017 (Unaudited)

Note 1 – Organization
Berwyn Fund (the ‘‘Berwyn Fund’’), Berwyn Income Fund (the ‘‘ Berwyn Income Fund’’), Berwyn Cornerstone Fund (the “Berwyn Cornerstone Fund”), Chartwell Small Cap Value Fund (the ‘‘Chartwell Small Cap Value Fund’’) and Chartwell Short Duration High Yield Fund (the ‘‘Chartwell Short Duration High Yield Fund’’) (each a “Fund” and collectively the “Funds”) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Berwyn Income Fund and Chartwell Small Cap Value Fund are diversified funds. The Berwyn Fund, Berwyn Cornerstone Fund and Chartwell Short Duration High Yield Fund are non-diversified funds.

The Berwyn Fund’s primary investment objective is to seek long-term capital appreciation; current income is a secondary consideration. The Fund commenced investment operations on May 4, 1984.

The Berwyn Income Fund’s primary investment objective is to provide investors with current income; seeking to preserve capital is a secondary consideration. The Fund commenced investment operations on September 3, 1987.

The Berwyn Cornerstone Fund’s primary investment objective is to achieve long-term capital appreciation; current income is a secondary consideration. The Fund commenced investment operations on May 1, 2002.

On April 29, 2016, the Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund (each a “Successor Fund” and collectively the “Successor Funds”) acquired all the assets and liabilities of the Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund, respectively, each a series of The Berwyn Funds (each, a “Predecessor Fund” and collectively the “Predecessor Funds”). Shareholders received equivalent shares of each corresponding Successor Fund. Each Fund adopted the prior performance and financial history of its respective Predecessor Fund. As a result of the reorganization, each Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Funds are included in these financial statements. The fiscal year end for the Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund was changed from December 31 to October 31, effective September 30, 2016.

The Chartwell Small Cap Value Fund’s primary investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on November 9, 2011. The Fund’s Class I shares commenced investment operations on March 16, 2012. Class A shares were liquidated on June 30, 2016.

The Chartwell Short Duration High Yield Fund’s primary investment objective is to seek income and long-term capital appreciation. The Fund commenced investment operations on July 15, 2014, with two classes of shares, Class A and Class I. Class A shares were liquidated on January 15, 2016.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Chartwell Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
January 31, 2017 (Unaudited)

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Note 3 – Federal Income Taxes
At January 31, 2017, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund	Chartwell Small Cap Value Fund	Chartwell Short Duration High Yield Fund
Cost of investments	$112,093,995	$1,686,755,997	$19,100,853	$149,578,975	$21,429,499

Gross unrealized appreciation	$30,124,553	$69,446,564	$3,749,678	$39,246,060	$355,570
Gross unrealized depreciation	(12,634,238)	(21,696,334)	(841,506)	(3,777,093)	(65,617)
Net unrealized appreciation on investments	$17,490,315	$47,750,230	$2,908,172	$35,468,967	$289,953

Chartwell Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
January 31, 2017 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2017, in valuing the Funds’ assets carried at fair value:

Berwyn Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$106,918,743	$-	$-	$106,918,743
Short-Term Investments	22,665,567	-	-	22,665,567
Total Investments	$129,584,310	$-	$-	$129,584,310

Chartwell Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
January 31, 2017 (Unaudited)

Berwyn Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks[1]	$334,942,838	$-	$-	$334,942,838
Corporate Bonds[2]	-	1,062,288,955	-	1,062,288,955
Preferred Stocks[1]	76,181,993	-	-	76,181,993
Short-Term Investments	261,092,441	-	-	261,092,441
Total Investments	$672,217,272	$1,062,288,955	$-	$1,734,506,227

Berwyn Cornerstone Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$21,759,278	$-	$-	$21,759,278
Short-Term Investments	249,747	-	-	249,747
Total Investments	$22,009,025	$-	$-	$22,009,025

Chartwell Small Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$183,177,262	$-	$-	$183,177,262
Short-Term Investments	1,870,680	-	-	1,870,680
Total Investments	$185,047,942	$-	$-	$185,047,942

Chartwell Short Duration High Yield Fund	Level 1	Level 2	Level 3**	Total
Investments
Corporate Bonds[2]	$-	$20,357,025	$-	$20,357,025
Short-Term Investments	1,362,427	-	-	1,362,427
Total Investments	$1,362,427	$20,357,025	$-	$21,719,452

[1]
All common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

[2]	All corporate bonds held in the Funds are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 5 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which a Fund has ownership of a least 5% of the voting securities or any other investment which is advised by or sponsored by the Advisor. Issuers that are affiliates of the Berwyn Income Fund at period-end are noted in the Berwyn Income Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of January 31, 2017 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Chartwell Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
January 31, 2017 (Unaudited)

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
LSI Industries, Inc.	$11,416,191	$317,754	$(356,716)	$76,645	$1,192,894	$12,646,768	$66,373
PC-Tel, Inc.	6,000,374	-	-	-	862,259	6,862,633	59,059
Total	$17,416,565	$317,754	$(356,716)	$76,645	$2,055,153	$19,509,401	$125,432

Security Description	Principal Amount/Shares Beginning of Period	Purchases	Sales	Principal Amount/Shares End of Period
LSI Industries, Inc.	1,327,464	37,000	(36,022)	1,328,442
PC-Tel, Inc.	1,181,176	-	-	1,181,176
Total	2,508,640	37,000	(36,022)	2,509,618

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	03/31/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	03/31/2017

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	03/31/2017